Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Common Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2007
Cumulative effect adjustment - ASU 2010-26			$ (11.0)	$ (11.0)
Adjusted balance, January 1, 2009	262.9	(153.9)	1,260.3	1,369.3
Adjusted balance, January 1, 2009, Shares	48,989,074
Balance at Dec. 31, 2008	262.9	(153.9)	1,271.3	1,380.3
Balance, shares at Dec. 31, 2008	48,989,074
Net income			205.5	205.5
Cumulative adjustment for the noncredit portion of losses from other-than-temporary impairments, net of tax		(2.3)	2.3
Other comprehensive income, net of tax		227.6		227.6
Common stock:
Repurchased	(59.3)			(59.3)
Shares repurchased	(1,551,700)
Issued under share-based compensation plans, net	16.8			16.8
Issued under share-based compensation plans net, shares	307,150
Dividends declared on common stock			(38.9)	(38.9)
Balance at Dec. 31, 2009	220.4	71.4	1,429.2	1,721.0
Balance, shares at Dec. 31, 2009	47,744,524
Net income			185.9	185.9
Other comprehensive income, net of tax		89.5		89.5
Common stock:
Repurchased	(81.8)			(81.8)
Shares repurchased	(2,034,200)
Issued under share-based compensation plans, net	19.6			19.6
Issued under share-based compensation plans net, shares	449,063
Dividends declared on common stock			(39.6)	(39.6)
Balance at Dec. 31, 2010	158.2	160.9	1,575.5	1,894.6
Balance, shares at Dec. 31, 2010	46,159,387
Net income			136.7	136.7
Other comprehensive income, net of tax		74.2		74.2
Common stock:
Repurchased	(90.3)			(90.3)
Shares repurchased	(2,180,100)
Issued under share-based compensation plans, net	14.5			14.5
Issued under share-based compensation plans net, shares	289,572
Dividends declared on common stock			(39.3)	(39.3)
Balance at Dec. 31, 2011	$ 82.4	$ 235.1	$ 1,672.9	$ 1,990.4
Balance, shares at Dec. 31, 2011	44,268,859